Investments in associates and joint ventures - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Investments in associates accounted for using equity method	£ 695	£ 722
Amounts provided to associates and joint ventures	0	0
Associates | Joint ventures
Disclosure of associates [line items]
Unrecognised share of losses of associates and joint ventures	0	0
Commitments in relation to joint ventures and associates	474	482
Unutilised credit facilities	1,796	1,760
Business Growth Fund
Disclosure of associates [line items]
Investments in associates accounted for using equity method	669	699
Share of fair value gains (losses) on investments of associates	£ (21)	£ 220
Bottom of range
Disclosure of associates [line items]
Voting rights, Associates	20.00%
Top of range
Disclosure of associates [line items]
Voting rights, Associates	50.00%